Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities
Cash (used in)/generated from operations	$ (21,140)	$ (41,427)	$ (24,304)
Movement on foreign exchange	(11,685)	14,708	269
Net cash (used in)/generated from operating activities	(32,825)	(26,719)	(24,035)
Cash flows from investing activities
Interest received	41
Capital expenditure on property, plant and equipment	(712)	(2,376)	(223)
Capital expenditure on intangibles	(15,411)	(22,056)	(9,082)
Net cash (used in) investing activities	(16,082)	(24,432)	(9,305)
Cash flows from financing activities
Proceeds from issue of shares	45,080
Shares issued on exercise of warrants		21,306
Proceeds from issue of convertible loans			14,148
Proceeds from government grants	1,372	1,724
Payment of principal on lease liabilities	(1,315)	(657)
Payments of interest portion of lease liabilities	(284)	(197)
Proceeds from borrowing			5,042
Repayments of borrowing			(6,120)
Funds acquired on reverse acquisition			107,035
Net cash generated from financing activities	44,853	22,176	120,105
Net (decrease)/increase in cash and cash equivalents	(4,054)	(28,975)	86,765
Cash and cash equivalents at beginning of period	48,966	86,966	195
Foreign exchange on cash and cash equivalents	(457)	(9,025)	6
Cash and cash equivalents at end of period	$ 44,455	$ 48,966	$ 86,966